Fair Value Measurement - Schedule of Aggregate Fair Values of Financial Instruments (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
2022 and 2023 Convertible Notes [Member]
Schedule of Aggregate Fair Values of Financial Instruments [Line Items]
Fair value measurement liability, beginning balance	$ 36,283,890	$ 36,283,890	$ 8,041,000
Issuances			5,577,125
Change in Fair Value	(18,216,803)	(21,005,722)	22,665,765
Fair value measurement liability, ending balance	18,067,087	0	36,283,890
Whiskey Special Ops Notes [Member]
Schedule of Aggregate Fair Values of Financial Instruments [Line Items]
Fair value measurement liability, beginning balance	1,452,562	1,452,562	0
Issuances	3,353,850	3,353,850	1,353,473
Change in Fair Value	9,172,055	6,977,656	99,089
Fair value measurement liability, ending balance	13,978,467	0	1,452,562
2022 Notes Warrant Liabilities [Member]
Schedule of Aggregate Fair Values of Financial Instruments [Line Items]
Fair value measurement liability, beginning balance	794,868	794,868	433,000
Issuances			12,874
Change in Fair Value	89,314	1,078,132	348,994
Fair value measurement liability, ending balance	884,182	0	794,868
Whiskey Special Ops Notes Warrant Liabilities [Member]
Schedule of Aggregate Fair Values of Financial Instruments [Line Items]
Fair value measurement liability, beginning balance	1,512,692	1,512,692	0
Issuances	302,020	302,020	1,621,527
Change in Fair Value	(1,794,334)	(1,814,712)	(108,835)
Fair value measurement liability, ending balance	20,378	0	1,512,692
Acquisition Contingency Liabilities [Member]
Schedule of Aggregate Fair Values of Financial Instruments [Line Items]
Fair value measurement liability, beginning balance
Issuances	584,203
Change in Fair Value	(457,127)
Fair value measurement liability, ending balance	$ 127,076